Initial Public Offering (Details)				1 Months Ended
	Jun. 21, 2022 shares	Nov. 29, 2021 USD ($) $ / shares shares	Nov. 23, 2021 shares	Nov. 30, 2021 shares	Sep. 30, 2022 shares	Dec. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Net proceeds from initial public offering | $		$ 25,140,000
Common stock, shares authorized					110,000,000	110,000,000
Preferred stock, shares authorized					11,000,000	11,000,000
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued		2,514,000		2,514,000
Offering price per share | $ / shares		$ 10.00
Gross proceeds from initial public offering | $		$ 25,140,000
Underwriting fees | $		2,200,000
Other underwriting fees payable | $		1,300,000
Net proceeds from initial public offering | $		$ 21,640,000
Number of member units outstanding			13,428,948
Number of common shares issued in conversion			11,363,636
Member shares to common shares, conversion ratio			0.8462
Common stock, shares authorized			110,000,000
Preferred stock, shares authorized			11,000,000
Underwriters purchase option
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued	31,192	125,700
Exercisable term		5 years
Percentage of common shares exercisable		5.00%
Common stock, shares exercisable		125,700
Exercise price | $ / shares		$ 12.50